-------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
-------------------------------------------------------------------------------

    [graphic omitted]
   NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
                                                                     New England
                                                                High Income Fund

                                                               [graphic omitted]

June 30, 1997

                                                                     August 1997
-------------------------------------------------------------------------------

[Photo of Henry L.P. Schmelzer]

Dear New England Funds Shareholder,

Spurred by bright economic prospects, the broader U.S. stock market continued its record run during the first half of the year, experiencing only short-lived setbacks along the way. These fresh gains come on top of significant increases in 1995 and 1996, leaving many investors wary of what might come next. Bond markets, meanwhile, contended with some volatility in interest rates, but have been relatively stable this year.

Building a portfolio for variable markets
Investors should not abandon well-conceived financial programs for fear of a down market. Whether today's market levels are excessive -- only hindsight will tell. So you should remain patient and realistic, alert to the possibility of periodic market declines. Consultation with your financial representative should be a regular part of your planning. Your representative can help you take prudent steps to adjust your portfolio, whatever the next trend may bring.

Strategic initiatives deliver shareholder benefits
Four years ago New England Funds embarked on a new strategic direction. Expressed in our corporate slogan Where The Best Minds Meet(R), this new thrust has meant improved performance for many of our funds, award-winning service and a host of behind-the-scenes enhancements designed to help our shareholders and their financial representatives.

Our sights, like yours, are focused on the long term. At the same time, we work to enhance service every day. We also keep a disciplined eye on the performance that each fund manager achieves. Through these persistent efforts we're convinced we'll merit your continued commitment and loyalty. Thank you for your confidence in New England Funds.

    Sincerely,

/s/ Henry L.P. Schmelzer

    Henry L.P. Schmelzer, President

--------------------------------------------------------------------------------
                          NEW ENGLAND HIGH INCOME FUND
--------------------------------------------------------------------------------

                                      AWARD WINNING SERVICE -- TWO YEARS RUNNING
--------------------------------------------------------------------------------

---------------------    For two years running we're proud to announce that
        [Logo]           DALBAR, an independent evaluator of mutual fund
        QUALITY          service, has awarded New England Funds its Quality
    TESTED SERVICE       Tested Service Seal for "providing the highest
         1996            tier of service excellence in the mutual fund
---------------------    industry." New England Funds is one of just three
        DALBAR           mutual fund companies to earn this distinction in
HONORS COMMITMENT TO:    each of the last two years -- another reason why
      INVESTORS          we are becoming known as the mutual fund company
---------------------    Where The Best Minds Meet.


                                       INVESTMENT RESULTS THROUGH JUNE 30, 1997
--------------------------------------------------------------------------------

                        Putting Performance into Perspective

                        The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.
                        See next page

-------------------------------------------------------------------------------
                          NEW ENGLAND HIGH INCOME FUND
-------------------------------------------------------------------------------

[A chart in the form of a line graph appears here illustrating the growth of a $10,000 investment in Class A Shares of New England High Income Fund compared to the First Boston High Yield Index and the Cost of Living from 6/30/87.
The data points to this chart are as follows:]

-------------------------------------------------------------------------------
                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
-------------------------------------------------------------------------------

                          JUNE 1987 THROUGH JUNE 1997
     COMPARED TO FIRST BOSTON HIGH YIELD INDEX(4) ANDTHE COST OF LIVING(5)

                 NET          WITH               FIRST            COST
                ASSET        MAXIMUM             BOSTON            OF
               VALUE(1)    SALES CHARGE(2)     HIGH YIELD(4)     LIVING(5)
               -------     --------------      -------------     --------
6/30/87        $10,000        $ 9,550             $10,000        $10,000
6/88           $ 9,794        $ 9,353             $10,912        $10,396
6/89           $10,343        $ 9,878             $11,968        $10,933
6/90           $10,366        $ 9,900             $11,741        $11,444
6/91           $10,549        $10,074             $13,584        $11,982
6/92           $13,194        $12,601             $17,002        $12,352
6/93           $15,292        $14,604             $19,886        $12,722
6/94           $15,933        $15,216             $20,749        $13,089
6/95           $16,793        $16,038             $23,343        $13,435
6/96           $18,326        $17,502             $25,670        $13,804
6/97           $21,361        $20,400             $29,436        $14,104

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All index and Fund performance assumes reinvested distributions.

-------------------------------------------------------------------------------
                      CREDIT QUALITY COMPOSITION -- 6/30/97
-------------------------------------------------------------------------------

                    AAA                  6.5%
                     BB                  9.6%
                      B                 66.2%
                    CCC                 14.9%
                  OTHER                  2.8%

AVERAGE PORTFOLIO QUALITY: B
QUALITY IS BASED ON RATINGS PROVIDED BY STANDARD & POOR'S.

Portfolio holdings and asset allocations may change.

-------------------------------------------------------------------------------
                          NEW ENGLAND HIGH INCOME FUND
-------------------------------------------------------------------------------

                                         AVERAGE ANNUAL TOTAL RETURNS -- 6/30/97
-------------------------------------------------------------------------------
  CLASS A (Inception 2/22/84)      YTD         1 YEAR      5 YEARS     10 YEARS

  Net Asset Value(1)               6.96%       16.56%      10.12%        7.88%
  With Max. Sales Charge(2)        2.19        11.27        9.10         7.39
  First Boston High Yield(4)       5.86        14.67       11.60        11.40
  Lipper High Yield Average(6)     5.92        14.77       11.01         9.64

-------------------------------------------------------------------------------
  CLASS B (Inception 9/20/93)      YTD         1 YEAR      3 YEARS      SINCE
                                                                      INCEPTION

  Net Asset Value(1)               6.57%       15.84%       9.57%        8.36%
  With CDSC(3)                     1.57        10.84        8.73         7.73
  First Boston High Yield(4)       5.86        14.67       12.36        10.30
  Lipper High Yield Average(6)     5.92        14.77       11.20         9.52

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. The Fund's current subadviser began managing the Fund on July 1, 1996. Results for earlier periods reflect performance under previous advisers and subadvisers.

  Notes to Charts

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge assumes reinvestment of all distributions and reflects the maximum sales charge of 4.5% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares.

(4) First Boston High Yield Index is an unmanaged index of bonds issued by U.S. corporations rated below investment-grade by Standard & Poor's or Moody's Investors Service. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5) Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.

(6) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

-------------------------------------------------------------------------------
                          NEW ENGLAND HIGH INCOME FUND
-------------------------------------------------------------------------------

                                QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

[Photo of Gary L. Goodenough and Madeline Einhorn Glick, Loomis Sayles &
 Company, L.P.]

Q. How did New England High Income Fund perform during the first half of 1997?

Very well. For the six months ending June 30, 1997, the Fund had a total return of 6.96% (Class A shares at net asset value), reflecting the reinvestment of $0.43 per share in dividend income and the change in share price to $9.63 on June 30, from $9.42 six months ago. This placed the Fund's performance well ahead of the average 5.92% return of the 182 High Yield funds measured by Lipper Analytical Services, an independent mutual fund ranking service.

High-yield bonds scored strong gains during the first half of the year, benefiting from a favorable backdrop of low inflation and higher corporate profits. Positive fundamentals spurred demand from individuals and institutions who increased -- or initiated -- portfolio allocations in high-yield bonds. New investments in high-yield mutual funds were also strong, helping to push prices higher.

Q. How have you managed the Fund?

Since assuming responsibility for the Fund a year ago, we have reduced the number of holdings to around 40, from more than 130. We prefer to concentrate on a small number of companies that we can follow closely, relying on extensive, hands-on research. That's our fundamental strategy; we are very selective, bottom-up managers -- meaning we look for companies with strengthening fundamentals whose bonds offer a high initial yield.

Among our successful selections in the first half of 1997 were the 11% bonds of Altos Hornos, a leading Mexican steel firm, and the 11% bonds of Big V, a Hudson Valley area supermarket chain. On the other hand, we were disappointed with our holdings in Grand Union, a major U.S. grocery chain. Because the company's fundamentals had deteriorated substantially during the period, we began gradually eliminating Grand Union bonds from the portfolio.

Q. What is your outlook for high-yield bonds?

We believe the important positive factors of the last year -- surprisingly low inflation with moderate growth, abetted by a watchful and accommodating Federal Reserve Board -- will remain in place, and have positioned the portfolio to take advantage of that scenario. Under those conditions, and assuming Washington's deficit reduction agreement remains viable, we remain optimistic about the high-yield bond market in the second half of the year.

-------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------
Investments as of June 30, 1997
(unaudited)

BONDS AND NOTES--87.4% OF TOTAL NET ASSETS

  FACE
 AMOUNT         DESCRIPTION                                                     VALUE (a)
--------------------------------------------------------------------------------------------
                AUTOMOTIVE & RELATED--3.4%
  $  1,000,000  Csk Auto Inc., 11.000%, 11/01/06  .........................  $     1,040,000
     1,500,000  Delco Remy International, Inc., 144A, 10.625%, 8/01/06 (d)         1,601,250
                                                                             ---------------
                                                                                   2,641,250
                                                                             ---------------
                BROADCASTING--7.4%
     2,250,000  All American Communications, Inc., 10.875%, 10/15/01  .....        2,354,063
     1,750,000  FrontierVision Oper Partners L.P., 11.000%, 10/15/06  .....        1,833,125
     1,500,000  Lenfest Communications Inc., 144A, 10.500%, 6/15/06 (d) ...        1,631,250
                                                                             ---------------
                                                                                   5,818,438
                                                                             ---------------
                ENTERTAINMENT--3.3%
     3,650,000  AMF Group, Inc., 12.250%, 3/15/06  ........................        2,600,625
                                                                             ---------------
                FOOD-RETAILERS/WHOLESALERS--13.3%
     2,250,000  Big V Supermarkets, Inc., 11.000%, 2/15/04  ...............        2,300,625
     3,000,000  Flagstar Corp., 10.750%, 9/15/01  .........................        3,045,000
     3,325,000  Grand Union Co., 12.000%, 9/01/04  ........................        2,427,250
     4,800,000  Penn Traffic Co., 9.625%, 4/15/05  ........................        2,688,000
                                                                             ---------------
                                                                                  10,460,875
                                                                             ---------------
                FOREIGN ISSUES--18.1%
     2,500,000  Altos Hornos de Mexicos S.A., 144A, 11.875%, 4/30/04 (d) ..        2,683,125
     1,000,000  Azteca Holdings S.A. de CV, 144A, 11.000%, 6/15/02 (d)   ..        1,006,250
     2,000,000  Compania De Infraes & Services S.A., 11.625%, 6/01/04  ....        2,100,000
     3,800,000  Groupo Televisa S.A. de CV, 0/13.250%, 5/15/08 (c)   ......        2,631,500
     3,000,000  Kabelmedia Holding GMBL, 0/13.625%, 8/01/06 (c)   .........        1,800,000
     2,500,000  Tfm S.A. de C V, 144A, 0/11.750%, 6/15/09 (c), (d)   ......        1,437,500
       500,000  Tv Azteca S.A. de C V, 144A, 10.125%, 2/15/04 (d)   .......          513,750
     2,000,000  Viacap S.A. de CV, 144A, 11.375%, 5/15/07 (d)   ...........        2,090,000
                                                                             ---------------
                                                                                  14,262,125
                                                                             ---------------
                INDUSTRIALS--8.2%
     4,000,000  Allied Waste Industries, Inc., 144A, 0/11.300%,
                  6/01/07 (c), (d)   ......................................        2,480,000
     1,000,000  Continental Global Group, Inc., 144A, 11.000%, 4/01/07 (d).        1,050,000
     1,750,000  Motors & Gears, Inc., 10.750%, 11/15/06  ..................        1,802,500
     1,000,000  Terex Corp., 13.250%, 5/15/02  ............................        1,130,000
                                                                             ---------------
                                                                                   6,462,500
                                                                             ---------------
                METAL--12.9%
     1,750,000  Envirosource, Inc., 9.750%, 6/15/03  ......................        1,730,312
     1,500,000  Euramax International PLC, 11.250%, 10/01/06  .............        1,601,250
     1,750,000  GS Technologies, Inc., 12.250%, 10/01/05  .................        1,907,500
     2,750,000  Jorgensen Earle, 10.750%, 3/01/00  ........................        2,750,000
     2,000,000  Weirton Steel Corp., 11.375%, 7/01/04  ....................        2,140,000
                                                                             ---------------
                                                                                  10,129,062
                                                                             ---------------
                MISCELLANEOUS--14.2%
     2,750,000  Anvil Knitwear, Inc., 144A, 10.875%, 3/15/07 (d)   ........        2,777,500
     2,500,000  Envirotest Systems Corp., 144A, 9.625%, 4/01/03 (d)   .....        2,262,500
     3,700,000  Falcon Building Co., 144A, 0/10.500%, 6/15/07 (c), (d)   ..        2,201,500
     1,750,000  Greyhound Lines, Inc., 144A, 11.500%, 4/15/07 (d)   .......        1,855,000
     2,000,000  Sun World International, Inc., 144A, 11.250%, 4/15/04 (d)..        2,090,000
                                                                             ---------------
                                                                                  11,186,500
                                                                             ---------------
                PAPER--3.6%
     2,750,000  Stone Container Finance Co., 144A, 11.500%, 8/15/06 (d)....        2,846,250
                                                                             ---------------
                RAILROADS & EQUIPMENT--3.0%
     2,250,000  Johnstown America Industries, 11.750%, 8/15/05  ...........        2,351,250
                                                                             ---------------
                Total Bonds and Notes (Identified Cost $66,408,497)  ......       68,758,875
                                                                             ---------------

  COMMON STOCKS--0.7%

 SHARES
--------------------------------------------------------------------------------------------
       143,000  Abacan Resources Corp. ....................................          455,813
         1,750  Ameriking, Inc. ...........................................           87,500
                                                                             ---------------
                Total Common Stocks (Identified Cost $1,149,957) ..........          543,313
                                                                             ---------------

 PREFERRED STOCK--2.7%
--------------------------------------------------------------------------------------------
        90,000  Petroleum Heat & Power, Inc. 12.875%, 2/15/09 (pay-in-kind)        2,160,000
                                                                             ---------------
                Total Preferred Stock (Identified Cost $2,237,500) ........        2,160,000
                                                                             ---------------

 SHORT TERM INVESTMENT--7.5%

  FACE
 AMOUNT
--------------------------------------------------------------------------------------------
  $  5,892,000  Repurchase Agreement with State Street Bank & Trust Co.
                  dated 6/30/97 at 5.000% to be repurchased at $5,892,818
                  on 7/01/97, collateralized by $5,695,000 U.S. Treasury
                  Bonds 7.250% due 5/15/16 valued at $6,012,673  ..........        5,892,000
                                                                             ---------------
                Total Short Term Investment (Identified Cost $5,892,000) ..        5,892,000
                                                                             ---------------
                Total Investments--98.3% (Identified Cost $75,687,954) (b)        77,354,188
                Other assets less liabilities  ............................        1,354,365
                                                                             ---------------
                Total Net Assets--100% ....................................  $    78,708,553
                                                                             ===============

(a) See Note 1a to the financial statements.
(b) Federal Tax Information:
           At une 30, 1997 the net unrealized appreciation on investments based on cost for federal income tax purposes of $75,687,954 was as follows: Aggregate gross unrealized appreciation for all investments in
               which there is an excess value over tax cost ................      $3,301,814
             Aggregate gross unrealized depreciation for all investments in
               which there is an excess of tax cost over value .............      (1,635,580)
                                                                             ---------------
             Net unrealized appreciation ................................... $     1,666,234
                                                                             ===============
           As of December 31, 1996 the fund has a net tax basis capital loss carry forward as follows:
             Expiring December 31, 1997 ....................................      $1,341,040
                      December 31, 1998 ....................................         527,465
                      December 31, 1999 ....................................       1,300,610
                      December 31, 2004 ....................................         852,055
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(d) Securities exempt from registration under Rule 144A of the
    Securities Act of 1933. These securities may be resold in
    transactions exempt from registration, normally to qualified institutional buyers.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------
June 30, 1997
(unaudited)

   ASSETS
  Investments at value ......................................                           $77,354,188
  Cash ......................................................                                    88
  Receivable for:
    Fund shares sold ........................................                               768,017
    Securities sold .........................................                               950,213
    Dividends and interest ..................................                             1,571,368
  Prepaid expense ...........................................                                 4,000
                                                                                        -----------
                                                                                         80,647,874
LIABILITIES
  Payable for:

    Securities purchased ....................................      $1,463,441
    Fund shares redeemed ....................................          67,349
    Dividends declared ......................................         230,817
  Accrued expenses:

    Management fees .........................................         130,517
    Deferred trustees' fees .................................           9,440
    Accounting and administrative ...........................           2,067
    Other expenses ..........................................          35,690
                                                                   ----------
                                                                                          1,939,321
                                                                                        -----------
NET ASSETS ..................................................                           $78,708,553
                                                                                        ===========
  Net Assets consist of:

    Capital paid in .........................................                           $81,437,457
    Undistributed net investment income .....................                                17,982
    Accumulated net realized losses .........................                            (4,413,120)
    Unrealized appreciation on investments ..................                             1,666,234
                                                                                        -----------
NET ASSETS ..................................................                           $78,708,553
                                                                                        ===========
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($49,763,360 divided by 5,167,310 shares of  beneficial
    interest) ...............................................                                $ 9.63
                                                                                             ======
Offering price per share ( 100/95.50 of $9.63) ..............                                $10.08*
                                                                                             ======
Net asset value and offering price of Class B shares ($28,945,193 divided by
  3,006,184 shares of beneficial
    interest) ...............................................                                $ 9.63**
                                                                                             ======
Identified cost of investments ..............................                           $75,687,954
                                                                                        ===========

 * Based upon single purchases of less than $100,000. Reduced sales charges apply for purchases in excess of this amount.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
Six Months Ended June 30, 1997
(unaudited)

INVESTMENT INCOME
  Dividends ..................................................                           $  125,344
  Interest ...................................................                            3,408,321
                                                                                         ----------
                                                                                          3,533,665
  Expenses

    Management fees ..........................................      $  238,111
    Service and distribution fees - Class A ..................          56,888
    Service and distribution fees - Class B ..................         112,604
    Trustees' fees and expenses ..............................          13,302
    Accounting and administrative ............................          12,342
    Custodian ................................................          29,723
    Transfer agent ...........................................          58,056
    Audit and tax services ...................................          12,750
    Legal ....................................................           9,956
    Printing .................................................           9,654
    Registration .............................................          13,390
    Miscellaneous ............................................           3,797
                                                                    ----------
  Total expenses .............................................         570,573
  Less expenses waived by the investment adviser and
    subadviser ...............................................          (9,894)             560,679
                                                                    ----------           ----------
  Net investment income ......................................                            2,972,986
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized gain on:
    Investments - net ........................................       1,389,367
  Unrealized appreciation on:
    Investments - net ........................................         160,061
                                                                    ----------
  Net gain on investment transactions ........................                            1,549,428
                                                                                         ----------
  NET INCREASE IN NET ASSETS FROM OPERATIONS .................                           $4,522,414
                                                                                         ==========


                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
(unaudited)

                                                                                         SIX MONTHS
                                                                   YEAR ENDED               ENDED
                                                                  DECEMBER 31,            JUNE 30,
                                                                      1996                  1997
                                                                  ------------          ------------
FROM OPERATIONS
  Net investment income .....................................     $  4,715,481          $  2,972,986
  Net realized gain (loss) on investments ...................       (2,633,373)            1,389,367
  Unrealized appreciation on investments ....................        5,306,434               160,061
                                                                  ------------          ------------
  Increase in net assets from operations ....................        7,388,542             4,522,414
                                                                  ------------          ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A .................................................       (3,593,146)           (2,046,465)
    Class B .................................................       (1,122,335)             (926,521)
  In excess of net investment income
    Class A .................................................          (24,269)               (6,379)
    Class B .................................................          (14,568)               (3,002)
                                                                  ------------          ------------
                                                                    (4,754,318)           (2,982,367)
                                                                  ------------          ------------
  Increase in net assets derived from capital share
    transactions ............................................        8,351,656            16,409,552
                                                                  ------------          ------------
  Total increase in net assets ..............................       10,985,880            17,949,599

NET ASSETS
  Beginning of the period ...................................       49,773,074            60,758,954
                                                                  ------------          ------------
  End of the period .........................................     $ 60,758,954          $ 78,708,553
                                                                  ============          ============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
 NET INVESTMENT INCOME
  Beginning of the period ...................................     $    (44,018)         $     27,363
                                                                  ============          ============
  End of the period .........................................      $    27,363          $     17,982
                                                                  ============          ============

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(unaudited)

                                                                       CLASS A
                                    --------------------------------------------------------------------------------
                                                                                                         SIX MONTHS
                                                       YEAR ENDED DECEMBER 31,                               ENDED
                                    --------------------------------------------------------------          JUNE 30,
                                     1992          1993          1994          1995          1996             1997
                                    ------        ------        ------        ------        ------           ------
Net Asset Value, Beginning of
  Period ....................       $ 9.07        $ 9.46        $10.06        $ 8.89        $ 8.98           $ 9.42
                                    ------        ------        ------        ------        ------           ------
Income From Investment
  Operations
Net Investment Income .......         0.94          0.90          0.88          0.88          0.84             0.42
Net Realized and Unrealized
  Gain (Loss) on Investments          0.44          0.61         (1.19)         0.13          0.44             0.22
                                    ------        ------        ------        ------        ------           ------
Total From Investment
  Operations ................         1.38          1.51         (0.31)         1.01          1.28             0.64
                                    ------        ------        ------        ------        ------           ------
Less Distributions
Distributions From Net
  Investment Income                  (0.94)        (0.90)        (0.86)        (0.88)        (0.83)           (0.43)
Distributions in excess of
  Net Investment Income .....         0.00         (0.01)         0.00         (0.04)        (0.01)            0.00
Distributions From Paid-in
  Capital ...................        (0.05)         0.00          0.00          0.00          0.00             0.00
                                    ------        ------        ------        ------        ------           ------
Total Distributions .........        (0.99)        (0.91)        (0.86)        (0.92)        (0.84)           (0.43)
                                    ------        ------        ------        ------        ------           ------
Net Asset Value, End of
  Period ....................       $ 9.46        $10.06        $ 8.89        $ 8.98        $ 9.42           $ 9.63
                                    ======        ======        ======        ======        ======           ======
Total Return (%) (b) ........        15.8          16.5          (3.3)         11.8          14.9              7.0
Ratio of Operating Expenses
  to Average Net Assets (%) (a)       1.50          1.54          1.60          1.60          1.53             1.40 (c)
Ratio of Net Investment
  Income to Average Net
  Assets (%) ................         9.74          9.17          9.18          9.71          9.32             9.01 (c)
Portfolio Turnover Rate (%) .           19            43            33            30           134              139 (c)
Net Assets, End of Period
  (000) .....................      $20,992       $31,176       $33,673       $39,148       $42,992          $49,763

(a) Effective July 1, 1996 expenses were voluntarily limited to 1.40% of Class A average net assets. Prior to that, effective October 1, 1993 expenses were limited to 1.60% of Class A average net assets. See note 4. From May 18,
    1989 through September 30, 1993 expenses were voluntarily limited to 1.50% of average net assets. The ratios of operating expenses to average net assets, assuming the foregoing expense limitations had not been in effect, would have been 2.63%, 2.00%, 1.83%, 1.72% and 1.69% for the years ended December 31, 1992, 1993, 1994, 1995, and 1996, respectively and 1.43% for the six months ended June 30, 1997.
(b) A sales charge is not reflected in total return calculations. Periods less than one year are not annualized. As of January 1, 1993 the fund discontinued the use of equalization accounting.
(c) Computed on an annualized basis.


                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS -- continued
-------------------------------------------------------------------------------
(unaudited)

                                                                        CLASS B
                                    ----------------------------------------------------------------------------
                                      SEPTEMBER 20,(a)                                                SIX MONTHS
                                          THROUGH                 YEAR ENDED DECEMBER 31,               ENDED
                                        DECEMBER 31,       --------------------------------------      JUNE 30,
                                            1993              1994          1995          1996          1997
                                    --------------------      ----          ----          ----          ----
Net Asset Value, Beginning of
  Period .........................         $ 9.87            $10.06        $ 8.88        $ 8.98        $ 9.42
                                           ------            ------        ------        ------        ------
Income From Investment Operations
Net Investment Income ............           0.23              0.79          0.83          0.79          0.39
Net Realized and Unrealized Gain
  (Loss) on Investments ..........           0.20             (1.18)         0.13          0.42          0.22
                                           ------            ------        ------        ------        ------
Total From Investment Operations .           0.43             (0.39)         0.96          1.21          0.61
                                           ------            ------        ------        ------        ------
Less Distributions
Distributions From Net Investment
  Income .........................          (0.23)            (0.78)        (0.81)        (0.76)        (0.40)
Distributions in Excess of Net
  Investment Income ..............          (0.01)            (0.01)        (0.05)        (0.01)         0.00
                                           ------            ------        ------        ------        ------
Total Distributions ..............          (0.24)            (0.79)        (0.86)        (0.77)        (0.40)
                                           ------            ------        ------        ------        ------
Net Asset Value, End of Period ...         $10.06            $ 8.88        $ 8.98        $ 9.42        $ 9.63
                                           ======            ======        ======        ======        ======
Total Return (%) (c) .............           4.4              (4.0)         11.2          14.1           6.6
Ratio of Net Investment Income to
  Average
  Net Assets (%) .................           7.66(d)           8.53          8.96          8.33          8.26(d)
Portfolio Turnover Rate (%) ......             43                33            30           134           139(d)
Net Assets, End of Period (000) ..         $1,232            $5,233       $10,625       $17,767       $28,945

(a) Commencement of operations.
(b) Effective July 1, 1996 expenses were voluntarily limited to 2.15% of Class B average net assets. Prior to that, effective October 1, 1993 expenses were limited to 2.25% of Class B average net assets. See note 4. The ratios of operating expenses to average net assets, assuming the foregoing expense limitations had not been in effect, would have been 2.53% for period ended December 31, 1993, 2.48%, 2.37% and 2.35% for the years ended December
    31, 1994, 1995, and 1996, respectively and 2.18% for the six months ended June 30, 1997.
(c) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(d) Computed on an annualized basis.

                 See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
June 30, 1997
(unaudited)

1. The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The Fund offers both Class A and Class B shares. The Fund commenced its public offering of Class B shares on September 20, 1993. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

A. SECURITY VALUATION. The Fund's investment subadviser Loomis Sayles and Co., L.P. ("Loomis Sayles"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by the Fund's subadviser and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which, when combined with accrued interest or discount earned, approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the subadviser under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to interest on defaulted securities and expiration of capital loss carryforwards. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The Funds subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the six months ended June 30, 1997 were $55,193,446 and $44,775,998 respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.70% of the first $200 million of the Fund's average daily net assets and 0.65% of such assets in excess of $200 million. NEFM pays the Fund's investment subadviser, Loomis Sayles at the rate of 0.35% of the first $200 million of the Fund's average daily net assets and 0.30% of such assets in excess of $200 million of the Fund's average daily net assets.

Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Loomis Sayles are wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC"), which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). Fees earned by NEFM and Loomis Sayles under the management agreements in effect during the six months ended June 30, 1997 are as follows:

     FEES EARNED(a)
     --------------
     $119,056                    New England Funds Management, L.P.
     $119,055                    Loomis, Sayles & Company, L.P.

(a) Before reduction pursuant to voluntary expense limitations. See note 4.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and related clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six months ended June 30, 1997 these expenses amounted to $12,342 and are shown separately in the financial statements as accounting and administrative.

C. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $56,888 in fees under the Class A Plan.

Under the Class B Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $28,151 in service fees under the Class B Plan.

Also under the Class B Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B shares. For the six months ended June 30, 1997, the Fund paid New England Funds $84,453 in distribution fees under the Class B Plan.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1997 amounted to $243,373.

D. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent to the Fund. For the six months ended June 30, 1997, the Fund paid New England Funds $37,215 as compensation for its services in that capacity.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of NEFM, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

          Annual Retainer                         $1,421
          Meeting Fee                             $114/Meeting
          Committee Meeting Fee                   $68/Meeting
          Committee Chairman Retainer             $26/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the fund on the normal payment date.

4. EXPENSE LIMITATIONS. Effective July 1, 1996 NEFM and Loomis Sayles voluntarily reduced management fees to limit expenses to 1.40% of the Fund's Class A average daily net assets and 2.15% of the Funds Class B average daily net assets. Loomis Sayles has agreed to waive 50% of the subadvisory fees payable to Loomis Sayles by NEFM until June 30, 1997. As a result of the Fund's expenses exceeding the foregoing expense limitations during the six months ended June 30, 1997, advisory fees were reduced by $9,894. In addition Loomis Sayles reduced its Subadvisory fee, payable to Loomis Sayles by NEFM, by $59,528.

5. CONCENTRATION OF CREDIT; LOWER RATED SECURITIES. The Fund invests in securities offering high current income which generally will be rated below investment grade by recognized rating agencies. Certain of these lower rated securities are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations and generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for lower rated securities may be less liquid than the market for higher-rated securities.

6. CAPITAL SHARES. At June 30, 1997 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B capital stock. Transactions in capital shares were as follows:

                                                      YEAR ENDED                      SIX MONTHS ENDED
                                                   DECEMBER 31, 1996                   JUNE 30, 1997
                                         ---------------------------------  --------------------------------
CLASS A                                        SHARES            AMOUNT           SHARES           AMOUNT
-------                                      ----------       -----------       ---------       -----------
Shares sold ...........................       1,180,703       $10,845,790       1,096,777       $10,361,315
Shares issued in connection with the
  reinvestment of:
  Distributions from net investment
    income ............................         271,485         2,481,709         150,491         1,432,368
                                             ----------       -----------       ---------       -----------
                                              1,452,188        13,327,499       1,247,268        11,793,683
Shares repurchased ....................      (1,246,613)      (11,384,029)       (643,794)       (6,106,018)
                                             ----------       -----------       ---------       -----------
Net increase ..........................         205,575         1,943,470         603,474         5,687,665
                                             ----------       -----------       ---------       -----------

                                                    YEAR ENDED                      SIX MONTHS ENDED
                                                 DECEMBER 31, 1996                   JUNE 30, 1997
                                         ---------------------------------  --------------------------------
CLASS B                                        SHARES            AMOUNT           SHARES           AMOUNT
-------                                      ----------       -----------       ---------       -----------
Shares sold ...........................         918,809      $  8,381,978       1,279,214       $12,236,061
Shares issued in connection with the
  reinvestment of:
  Distributions from net investment
    income ............................          45,192           413,258          38,288           364,699
                                             ----------      ------------       ---------       -----------
                                                964,001         8,795,236       1,317,502        12,600,760
Shares repurchased ....................        (261,493)       (2,387,050)       (197,692)       (1,878,873)
                                             ----------      ------------       ---------       -----------
Net increase ..........................         702,508         6,408,186       1,119,810        10,721,887
                                             ----------      ------------       ---------       -----------
Increase derived from capital shares
  transactions ........................         908,083      $  8,351,656       1,723,284       $16,409,552
                                             ==========      ============       =========       ===========

-------------------------------------------------------------------------------

                         NEW ENGLAND HIGH INCOME FUND
                        SUPPLEMENT DATED JULY 28, 1997
           TO NEW ENGLAND BOND FUNDS CLASSES A, B AND C PROSPECTUS
               DATED MAY 1, 1997 (AS SUPPLEMENTED MAY 28, 1997)

ON PAGE 17 UNDER THE SECTION ENTITLED "HIGH INCOME FUND", THE FIRST SENTENCE OF THE FIRST PARAGRAPH IS REVISED TO READ AS FOLLOWS:

The High Income Fund under normal market conditions will invest at least 65% of its total assets in fixed-income securities which are rated BBB or lower by S&P or Baa or lower by Moody's or unrated but are of comparable quality to securities that are so rated.

IN THIS SAME SECTION, THE FOURTH PARAGRAPH IS REVISED TO READ AS FOLLOWS:

High Income Fund expects that under normal market conditions at least 80% of the value of its total assets will be invested in fixed-income securities of U.S. corporations, including preferred stock and convertible securities, and U.S. dollar-denominated fixed-income securities issued by foreign governments or by companies organized in foreign countries. To achieve its basic investment objective, the Fund from time to time also may invest up to 20% of the value of its total assets in common stocks and up to 20% of the value of its total assets in non-U.S. dollar-denominated fixed-income securities issued by foreign governments or by companies organized in foreign countries. However, investments in both of these types of securities on a combined basis generally will not exceed 20% of the value of the Fund's assets. See "Investment Risks -- Foreign Securities" below.

--------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
--------------------------------------------------------------------------------

FIVE GOOD REASONS TO INVEST REGULARLY
1. It's an easy way to build assets.
2. It's convenient and effortless.
3. It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5. It can help you benefit from the ups and downs of the market. With Investment Builder, New England Fund's automatic investment program, you can invest as little as $100 a month in your New England fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

--------------------------------------------------------------------------------
                         THE POWER OF MONTHLY INVESTING
--------------------------------------------------------------------------------

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $100

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                        $7,322
10                                                                      $18,079
15                                                                      $33,886
20                                                                      $57,111
25                                                                      $91,236

Monthly investments of $200

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $14,643
10                                                                      $36,158
15                                                                      $67,772
20                                                                     $114,222
25                                                                     $182,472

Monthly investments of $500

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $36,608
10                                                                      $90,396
15                                                                     $169,429
20                                                                     $285,555
25                                                                     $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New England Funds account. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

-------------------------------------------------------------------------------
                               NEW ENGLAND FUNDS
-------------------------------------------------------------------------------

                                   STOCK FUNDS

                               Star Small Cap Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                                  Balanced Fund

                            INTERNATIONAL STOCK FUNDS

                            International Equity Fund
                               Star Worldwide Fund

                                   BOND FUNDS

                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS

                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                  Intermediate Term Tax Free Fund of California
                   Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS

                              Cash Management Trust
                             -- Money Market Series
                            -- U.S. Government Series
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus,
                     contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com

                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read
                   the prospectus carefully before investing.

                                                              --------------
                    (Logo)                                       BULK RATE
              NEW ENGLAND FUNDS(R)                             U.S. POSTAGE
        Where The Best Minds Meet(R)                              PAID
                                                               BROCKTON, MA
                                                              PERMIT NO. 770
                                                              --------------


            ---------------------
             399 Boylston Street

            Boston, Massachusetts

                    02116
            ---------------------



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        [Logo]                   [Logo]
        QUALITY                  QUALITY
    TESTED SERVICE           TESTED SERVICE
         1995                     1996
---------------------    ---------------------
        DALBAR                   DALBAR
HONORS COMMITMENT TO:    HONORS COMMITMENT TO:
      INVESTORS                INVESTORS
---------------------    ---------------------

                  HP58-0697

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